Long-term debt (Tables)	12 Months Ended
Jun. 30, 2018
Long-term debt.
Schedule of long-term debt

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Total long-term debt		109 454	81 405
Short-term portion		(12 763)	(7 093)

		96 691	74 312

Analysis of long-term debt
At amortised cost
Secured debt		62 601	43 827
Preference shares		7 493	12 045
Finance leases		7 624	1 864
Unsecured debt		32 513	24 461
Unamortised loan costs		(777)	(792)

		109 454	81 405

Reconciliation
Balance at beginning of year		81 405	79 877
Loans raised		31 061	9 664
proceeds from new loans*		24 961	9 277
finance leases acquired		6 100	387
Loans repaid**		(9 199)	(2 364)
Interest accrued	7	878	956
Amortisation of loan costs	7	462	279
Translation effect of foreign currency loans		22	(15)
Translation of foreign operations		4 825	(6 992)

Balance at end of year		109 454	81 405

Interest-bearing status
Interest-bearing debt		108 017	80 352
Non-interest-bearing debt		1 437	1 053

		109 454	81 405

Maturity profile
Within one year		12 763	7 093
One to five years		72 899	58 933
More than five years		23 792	15 379

		109 454	81 405

Business segmentation
 Mining		679	1 360
 Exploration and Production International		784	755
 Energy		9 503	7 058
 Base Chemicals		33 511	21 890
 Performance Chemicals		28 119	18 037
 Group Functions		36 858	32 305

Total operations		109 454	81 405

	2018	2017
	Rm	Rm
Total long-term debt (before unamortised loan costs)***	109 984	82 261

*Loans raised to fund US growth projects.

**Mainly relates to the repayment of the Inzalo Groups debt.

***The difference in the fair value of long-term debt when compared to the carrying value is mainly due to the prevailing market price of the debt instruments.

				Interest rate at		2018	2017
Terms of repayment	Security	Business	Currency	30 June 2018		Rm	Rm
Secured debt
Repayable in bi-annual instalments ending December 2021	Secured by assets under construction with a carrying value of R140 912 million (2017 – R101 039 million) and other assets with a carrying value of R24 368 million (2017 – R17 294 million)	Base and Performance Chemicals (US Operations)	US dollar	Libor + 2,25%	(1)	54 953	36 748
Repayable in quarterly instalments ending April 2021	Secured by property, plant and equipment with a carrying value of R4 551 million (2017 – R4 593 million).	Base Chemicals	US dollar	Libor + 2,5%		2 765	2 686
Repayable in bi-annual instalments ending June 2022	Secured by property, plant and equipment with a carrying value of R5 415 million (2017 – R5 888 million)	Energy (Rompco)	Rand	Jibar + 1,75%		3 473	4 148
Repayable in bi-annual instalments ending February 2030	Secured by shares, property, plant and equipment with a carrying value of R1 443 million	Energy (CTRG)	US dollar	Jibar + 5,5%		1 183	—
		Various	Various	Various		227	245

						62 601	43 827

Preference shares
A preference shares repayable in semi-annual instalments between June 2008 and September 2018(2)	Secured by Sasol preferred ordinary shares held by the company	Group Functions (Inzalo)	Rand	Fixed 11,1%		828	1 471
B preference shares repayable between June 2008 and September 2018(2)	Secured by Sasol preferred ordinary shares held by the company	Group Functions (Inzalo)	Rand	Fixed 13,3%		789	1 164
C preference shares repayable September 2018(2)	Secured by guarantee from Sasol Limited	Group Functions (Inzalo)	Rand	Variable 68% of prime		5 822	9 247
A preference shares repayable between March 2013 and September 2018(3)	Secured by preference shares held in Sasol Mining (Pty) Ltd	Mining (Ixia)	Rand	Fixed 10,0%		54	163

						7 493	12 045

(1)	The Libor exposure for approximately 50% of the debt profile is hedged using an interest rate swap, under which the variable rate is swapped for a fixed rate. Refer to note 40.

(2)	A, B and C preference share debt was raised within structured entities as part of the Sasol Inzalo share transaction (refer to note 35.1).

The Sasol Inzalo Public transaction will unwind in September 2018. The A and B preference shares are secured by rights over the Sasol Limited preferred ordinary shares held in the Inzalo Public entities. It is expected that the A, B and C preference share debt will be settled by Sasol as a repurchase of shares in the Inzalo Public entities. The estimated required share price at that point, to create value for the Inzalo Public participants, is R462.

(3)

Preference share debt was raised in 2011 within structured entities as part of the Sasol Ixia Coal broad-based black economic empowerment transaction. Dividends and the principal amount on these preference shares are payable on maturity between March 2013 and October 2018. The preference shares are secured by preference shares held in Sasol Mining (Pty) Ltd, a subsidiary of Sasol Mining Holdings (Pty) Ltd. These preference shares may not be disposed of or encumbered in any way.

				Interest rate at	2018	2017
Terms of repayment	Security	Business	Currency	30 June 2018	Rm	Rm
Finance leases(4)
Repayable in monthly instalments over 15 to 40 years ending December 2056	Secured by plant and with a carrying value R7 541 million (2017 – R1 955 million)	Energy,Base and Performance Chemicals	Various	Fixed 4,0% to 16,6% and variable 8,2% to 13,3%	7 521	1 730
Other finance leases	Underlying assets	Various	Various	Various	103	134

					7 624	1 864

					77 718	57 736

(4)	The increase in finance leases mainly relate to:

Air Liquide: We have entered into a lease agreement for an Air Separation Unit, built and owned by Air Liquide. The finance lease was capitalised on 1 January 2018 at R3,4 billion.

Lake Charles Chemicals Project: We entered into rail yard and wash bay lease agreements to support our Lake Charles Chemicals Project rail operations. The leases were capitalised in December 2017 and April 2018 respectively. The finance lease assets capitalised was R1,8 billion.

			Interest rate at	2018	2017
Terms of repayment	Business	Currency	30 June 2018	Rm	Rm
Unsecured debt
Various repayment terms ending June 2029	Various	Various	Various	1 567	1 773
Repayable in July 2018	Exploration and Production International	Canadian dollar	—	784	755
Various repayment terms	Energy	Rand	Fixed 8,0%	523	397
Various repayment terms from December 2018 to November 2024(5)	Group Functions (Sasol Financing)	US dollar	Fixed 4,5% and variable Libor + 1% to 1,50%	29 014	20 336
Repayable in bi-annual instalments ending December 2018	Mining	Rand	Jibar + 1,25%	625	1 200

Total unsecured debt				32 513	24 461

Total long-term debt				110 231	82 197
Unamortised loan costs (amortised over period of debt using the effective interest rate method)				(777)	(792)
				109 454	81 405
Short-term portion of long-term debt				(12 763)	(7 093)

				96 691	74 312

(5)

Included in this amount is the US$1 billion (R13 billion) bond, with a fixed interest rate of 4,5% which is listed on the New York Stock Exchange and is recognised in Sasol Financing International Limited, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.

Schedule of Lake Charles Chemicals Project funding profile

Total
	facilities	Cash utilised	Remaining	Rand
at 30 June 2018	US$m	US$m	US$m	equivalent
Lake Charles Chemicals Project funding profile
Term loan	3 995	3 995	—	—
Available cash, cash flow from operations and general borrowings	7 135	5 243	1 892	25 977

Total funding requirement	11 130	9 238	1 892	25 977

Schedule of liquidity available from borrowings

Total
			Contract	Rand	Utilised	Available
			amount	equivalent	facilities	facilities
30 June 2018	Expiry date	Currency	million	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)	None	Rand	8 000	8 000	—	8 000
Commercial banking facilities	Various	Rand	5 900	5 900	1 719	4 181
Commercial banking facilities	Various	US dollar	250	3 432	2 059	1 373
Revolving credit facility	November 2024	US dollar	3 900	53 537	13 041	40 496
Debt arrangements
US Dollar Bond	November 2022	US dollar	1 000	13 728	13 728	—
Other Sasol businesses
Specific project asset finance
US Operations (funding of LCCP)	December 2021	US dollar	3 995	54 841	54 841	—
US Operations (Letter of credit for LCCP)	December 2021	US dollar	45	618	—	618
Energy — Republic of Mozambique Pipeline Investments Company (Rompco)	June 2022	Rand	2 511	2 511	2 511	—
Energy — Republic of Mozambique Pipeline Investments Company (Rompco)	December 2019	Rand	952	952	952	—
Base Chemicals — High-density polyethylene plant	July 2028	US dollar	202	2 732	2 732	—
Mining — Mine replacement programme	December 2018	Rand	625	625	625	—
Energy — Clean Fuels II (Natref)	Various	Rand	1 409	1 409	1 409	—
Debt arrangements
Sasol Inzalo (preference shares)	September 2018	Rand	5 649	5 649	5 649	—
Mining preference shares	October 2018	Rand	53	53	53	—
Other debt arrangements		Various	—	—	10 515	—

					109 834	54 668

Available cash						15 059

Total funds available for use						69 727

Total utilised facilities						109 834
Accrued interest						878
Unamortised loan cost						777

Total debt including accrued interest and unamortised loan cost						111 489

Comprising
Long-term debt						96 691
Short-term debt						14 709
Short-term debt						1 946
Short-term portion of long-term debt						12 763
Bank overdraft						89

111 489